29. Fair value of financial assets and liabilities (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial assets and liabilities classified as Level 3 in the fair value
Financial Liabilities Measured At Fair Value Through Profit Or Loss Held For Trading	R$ 77,643,290	R$ 46,064,669	R$ 50,938,992
At fair value [member]
Financial assets and liabilities classified as Level 3 in the fair value
Financial Assets Measured At Fair Value Through Profit Or Loss	2,956,882	2,627,405	510,887
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	817,548	715,548	1,370,270
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	282,151	27,749	154,947
Financial Assets Measured At Fair Value Through Other Comprehensive Income	282,151	951,966	709,956
Financial Liabilities Measured At Fair Value Through Profit Or Loss Held For Trading		1,600,000
Financial Liabilities Measured At Fair Value Through Profit Or Loss	753,121	564,757	641,458
Financial assets measured at fair value in the result				R$ 33,368
Financial Assets Measured at Fair Value in the Income through Trading
Financial assets not intended for trading Mandatory measured at fair value in the income statement
Financial assets measured at fair value through other comprehensive income				140,143
Financial liabilities measured at fair value in the result
Gains Losses Realized Not Realized [Member]
Financial assets and liabilities classified as Level 3 in the fair value
Financial Assets Measured At Fair Value Through Profit Or Loss	83,832	290,773
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	502,596	238,632
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	100,091	(101,541)
Financial Assets Measured At Fair Value Through Other Comprehensive Income	100,091	253,803
Financial Liabilities Measured At Fair Value Through Profit Or Loss Held For Trading
Financial Liabilities Measured At Fair Value Through Profit Or Loss	500,159	190,813
Financial assets measured at fair value in the result			60,887
Financial Assets Measured at Fair Value in the Income through Trading			(181,355)
Financial assets not intended for trading Mandatory measured at fair value in the income statement			(7,280)
Financial assets measured at fair value through other comprehensive income			47,773
Financial liabilities measured at fair value in the result			115,212
Transfers In And Or Out Of Level 3 [Member]
Financial assets and liabilities classified as Level 3 in the fair value
Financial Assets Measured At Fair Value Through Profit Or Loss	(239,512)	1,700,499
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	(231,468)	(1,031,076)
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	125,282
Financial Assets Measured At Fair Value Through Other Comprehensive Income	125,282	291
Financial Liabilities Measured At Fair Value Through Profit Or Loss Held For Trading
Financial Liabilities Measured At Fair Value Through Profit Or Loss	(406,971)	(586,346)
Financial assets measured at fair value in the result
Financial Assets Measured at Fair Value in the Income through Trading			1,264,576
Financial assets not intended for trading Mandatory measured at fair value in the income statement
Financial assets measured at fair value through other comprehensive income			645,708
Financial liabilities measured at fair value in the result			710,219
Additions Settled [Member]
Financial assets and liabilities classified as Level 3 in the fair value
Financial Assets Measured At Fair Value Through Profit Or Loss	485,157	125,246
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	(169,128)	137,722
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	29,029	(25,657)
Financial Assets Measured At Fair Value Through Other Comprehensive Income	29,029	(12,084)
Financial Liabilities Measured At Fair Value Through Profit Or Loss Held For Trading	(1,600,000)
Financial Liabilities Measured At Fair Value Through Profit Or Loss	R$ 95,176	R$ 318,832
Financial assets measured at fair value in the result			445,991
Financial Assets Measured at Fair Value in the Income through Trading			246,051
Financial assets not intended for trading Mandatory measured at fair value in the income statement
Financial assets measured at fair value through other comprehensive income
Financial liabilities measured at fair value in the result			(183,973)
Impact Of IFRS 9 [Member]
Financial assets and liabilities classified as Level 3 in the fair value
Financial assets measured at fair value in the result			(29,359)
Financial Assets Measured at Fair Value in the Income through Trading			40,998
Financial assets not intended for trading Mandatory measured at fair value in the income statement			162,227
Financial assets measured at fair value through other comprehensive income			(123,668)
Financial liabilities measured at fair value in the result